Income Taxes - U.S. Statutory Federal Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of U.S. statutory federal income tax expense to income tax expense
U.S. statutory federal tax expense	$ 135,255	$ 191,310	$ 254,293
Increase (decrease) in taxes resulting from:
State and local income taxes	6,326	5,785	11,518
Other permanent items, net	(1,072)	(11,101)	(5,828)
Worthless stock	(15,175)
Noncontrolling interests	(25,582)	(16,117)	(21,873)
Foreign losses, net	(1,055)	24,288	8,640
Valuation allowance, net	22,860	6,978	5,611
Statute expirations and tax authority settlements		(13,280)	(7,827)
Revaluation due to Section 987 tax law change		24,156
Impact of tax reform	37,423
International restructuring	(46,295)
Other, net	9,287	7,132	1,354
Total income tax expense	$ 121,972	$ 219,151	$ 245,888